Debt - Narrative (Details) $ / shares in Units, Tsh in Millions						6 Months Ended		12 Months Ended
	Jun. 29, 2026 USD ($) $ / shares shares	Nov. 12, 2025 $ / shares shares	Aug. 29, 2025 USD ($)	Aug. 08, 2025 USD ($) $ / shares shares	Mar. 27, 2024 USD ($) derivative d $ / shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Apr. 29, 2026 USD ($)	Mar. 16, 2026 USD ($)	Aug. 08, 2025 TZS (Tsh) shares	Dec. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Unsecured convertible debentures					$ 50,000,000.0
Unsecured convertible debentures bear interest term					48 months
Borrowings, interest, payment in kind accrual period					2 years
Unsecured convertible debentures price (in dollars per share) | $ / shares					$ 8.00
Interest paid						$ 4,278,974
Weighted average rate					30.00%
Exercise price of issued shares (in dollars per share) | $ / shares					$ 8.00
Conversion price rate					50.00%
Number of trading days | d					15
Number of consecutive trading days | d					30
Number of embedded derivatives | derivative					2
Financial assets at fair value through profit or loss						34,506,702	$ 30,373,585	$ 34,521,933				$ 26,235,808
Debt instruments held at amortised cost						41,261,011		43,628,118
Embedded derivatives						3,604,000		$ 5,153,000
Gains on change in fair value of derivatives						$ 1,549,000	14,145,000
Share price (in dollars per share) | $ / shares						$ 3.88		$ 4.27
Conversion price (in dollars per share) | $ / shares						$ 8.00
Increase in share price volatility result in increase in fair value						$ 556,000
Decrease in share price volatility result in decrease in fair value						485,000
Exercise price, warrants (in dollars per share) | $ / shares		$ 4.00
Debt instrument			$ 20,000,000
Drawings from senior secured bridge loan facility			19,700,000			21,700,000	0
Deferred financing costs						2,387,264		$ 5,218,063
Deferred financing costs set off against debt						$ 8,170,000		$ 3,440,000
Exercise prices (in dollars per share) | $ / shares		$ 4.00		$ 5.42
Warrants issued (in shares) | shares						21,802,814
Number of ordinary shares exchangeable (in shares) | shares		1
Expected lives						3 years 7 months 6 days
Price of warrants (in dollars per share) | $ / shares		$ 2.50
Warrants issued in connection with the 2025 Offering
Disclosure of detailed information about financial instruments [line items]
Exercise prices (in dollars per share) | $ / shares						$ 4.00
Warrants issued (in shares) | shares						4,411,764
Warrant units
Disclosure of detailed information about financial instruments [line items]
Increase in share price volatility result in increase in fair value						$ 910,000
Decrease in share price volatility result in decrease in fair value						$ 960,000
Expected lives		4 years				3 years 4 months 13 days		3 years 10 months 13 days
Expected volatility						75.00%		70.00%
Risk-free interest rate						3.90%		3.59%
Weighted average price (in dollars per share) | $ / shares						$ 3.88
Senior Secured Bridge Loan Facility Warrants
Disclosure of detailed information about financial instruments [line items]
Financial covenants ratio				1.1:1
Financial liabilities, at fair value						$ 37,831,452		$ 19,063,612
Undrawn borrowing facilities						$ 34,835,408	$ 0	16,677,872				$ 0
Senior Secured Bridge Loan Facility Warrants | Warrant units
Disclosure of detailed information about financial instruments [line items]
Number of warrants to be issued | shares	500,000					500,000
Financial liabilities, at fair value	$ 1,080,000.00
Utilisation period						90 days
Exercise prices (in dollars per share) | $ / shares	$ 6.25
Senior Secured Bridge Loan Facility Warrants | Kabanga Nickel Limited
Disclosure of detailed information about financial instruments [line items]
Interest rate				9.25%							9.25%
Borrowing capacity			60,000,000	$ 60,000,000		$ 18,300,000
Option to extend term				6 months
Arrangement fee percentage				2.25%							2.25%
Commitment fee percentage				2.50%							2.50%
Carrying amount of assets affected by currency not being exchangeable				$ 5,000,000
Carrying amount of freely tradeable currency				$ 4,000,000							Tsh 1
Number of warrants to be issued | shares				2,500,000							2,500,000
Exercise price, warrants (in dollars per share) | $ / shares				$ 5.42
Expiration period for issuance of warrants				5 years
Fair value of warrants (in dollars per share) | $ / shares				$ 2.26
Financial liabilities, at fair value				$ 5,650,000
Partial drawdown of second tranche									$ 16,700,000	$ 5,000,000
Transactions costs pertaining to third tranche			$ 18,300,000
Deferred financing costs						10,560,000		$ 8,660,000
Amount received from first tranche for finance fund						$ 41,700,000
Other material actuarial assumptions
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase in actuarial assumption						10.00%
Percentage of reasonably possible decrease in actuarial assumption						10.00%
Share Price
Disclosure of detailed information about financial instruments [line items]
Key Inputs	$3.96 (closing share price on 26 June 2026)			$4.32 based on Lifezone's 30 days VWAP closing share price on the NYSE		3.88		4.27
Secured Overnight Financing Rate
Disclosure of detailed information about financial instruments [line items]
Interest rate					4.00%
Secured overnight financing floor rate					3.00%
Secured Overnight Financing Rate | Lifezone
Disclosure of detailed information about financial instruments [line items]
Interest rate					105.00%
Unsecured Convertible Debentures
Disclosure of detailed information about financial instruments [line items]
Unsecured convertible debentures price (in dollars per share) | $ / shares					$ 4.0